Non-Controlling Interest in Consolidated Subsidiaries - Summary of Analysis of FEMSAs Non-Controlling Interest in its Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non controlling interest	$ 86,621	$ 4,411		$ 74,266
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non controlling interest	82,366			70,293
Other [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non controlling interest	$ 4,255			$ 3,973

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3